Separation of Kyndryl - Major classes of assets and liabilities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Current assets
Total current assets of discontinued operations	$ 2,618
Total non-current assets of discontinued operations	13,147
Current liabilities
Total current liabilities of discontinued operations	3,820
Total non-current liabilities of discontinued operations	3,317
Managed infrastructure services unit | Disposed by separation
Current assets
Notes and accounts receivable (net of allowances of $94)	1,361
Deferred costs	1,089
Prepaid expenses and other current assets	168
Total current assets of discontinued operations	2,618
Plant, rental machines and other property, net	3,835
Operating right-of-use assets, net	1,120
Deferred costs	1,300
Deferred taxes	837
Goodwill	5,851
Other assets	203
Total non-current assets of discontinued operations	13,147
Total assets of discontinued operations	15,764
Current liabilities
Accounts payable	875
Compensation and benefits	384
Restructuring liabilities	449
Deferred income	854
Operating lease liabilities	322
Other accrued expenses and liabilities	936
Total current liabilities of discontinued operations	3,820
Long-term debt	138
Retirement and nonpension postretirement benefit obligations	1,063
Deferred income	543
Operating lease liabilities	854
Other liabilities	718
Total non-current liabilities of discontinued operations	3,317
Total liabilities of discontinued operations	7,136
Allowance for credit loss on notes and accounts receivable	$ 94